Note 19 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Total		$ 14,574
Total	$ 15,410
Fair Value, Inputs, Level 1 [Member]
Total		0
Total	0
Fair Value, Inputs, Level 2 [Member]
Total		14,574
Total	15,410
Fair Value, Inputs, Level 3 [Member]
Total		0
Total	0
Foreign Exchange Forward [Member]
Interest rate -asset position		110
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position		0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position		110
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position		0
Forward Currency Contracts [Member]
Interest rate -liability position	(185)
Forward Currency Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0
Forward Currency Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(185)
Forward Currency Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	0
Foreign Currency Options [Member]
Interest rate -asset position	31	393
Foreign Currency Options [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Foreign Currency Options [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	31	393
Foreign Currency Options [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Interest Rate Swap [Member]
Interest rate -asset position	11,989	11,516
Interest rate -liability position		(69)
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest rate -liability position		0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	11,989	11,516
Interest rate -liability position		(69)
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Interest rate -liability position		0
Interest Rate Cap [Member]
Interest rate -asset position	3,575	2,624
Interest Rate Cap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	3,575	2,624
Interest Rate Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	$ 0	$ 0